Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
14. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to
August 16, 2021.
 Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
RAAC Business Combination
Merger
On July 21, 2021, the Company completed a business combination transaction (the “Merger”) with RAAC pursuant to the business combination agreement (the “Merger Agreement”) dated February 23, 2021. Upon closing of the business combination transaction, the combined company was renamed Berkshire Grey, Inc.
Closing occurred on July 21, 2021 (the “Closing Date”). The transaction was accounted for as a reverse recapitalization. The Company received gross proceeds of $220.0 million and incurred closing costs of $27.4 million. As of June 30, 2021, $1.8 million of deferred transaction costs were recorded, which consisted of legal, accounting, and other professional services directly related to the Merger. These costs were included in non-current
assets on the Company’s consolidated balance sheet. These costs will be offset against proceeds upon accounting for the Closing.
PIPE Investment
Concurrently with the execution of the Merger Agreement, RAAC entered into subscription agreements with certain investors (the “PIPE Investors”) to which the PIPE Investors have committed to purchase an aggregate amount of $165 million in shares of Class A Stock at a purchase price of $10.00 per share. The PIPE Investment was consummated substantially concurrently with the closing of the Merger.
Warrant
On February 23, 2021 in conjunction with the Merger Agreement, the Company entered into a Warrant Termination Agreement with the Warrant holder. On July 21, 20201, pursuant to the terms of the Merger Agreement, the Warrant was terminated immediately prior to the Closing.
Promissory Note
In October 2019, the Company issued a Partial Recourse Secured Promissory Note (the “Promissory Note”) to an executive officer for approximately $9.9 million with an interest rate of 1.86% per annum compounded annually. The entire principal amount was used to purchase 1,191,872 shares of restricted stock. On February 23,
2021 the Company entered into a Stock Repurchase Agreement with the executive officer. In the Stock Repurchase Agreement, the Company’s Board of Directors authorized the repurchase of 174,243 vested shares of common stock from the executive officer which will repay, in full, all the outstanding principal and accrued interest under the Promissory Note. At Closing Date, all outstanding principal and accrued interest under the Promissory Note was repaid and the note was retired.
Performance Options
On July 15, 2021 the Board of Directors determined and approved the performance milestones for 500,044 previously granted performance-based stock options, which included a performance milestone for the successful completion of a material financing event. Upon completion of the Merger approximately 33% of the options vested. The remaining milestones relate to financial metrics based on orders and revenue.

14. SUBSEQUENT EVENTS
On February 23, 2021 the Company entered into an Agreement and Plan of Merger (the, “Merger Agreement”) with Revolution Acceleration Acquisition Corp (“RAAC”) to affect a business combination between RAAC and the Company with the Company surviving the merger as a wholly owned subsidiary of RAAC. At the effective time of the Merger, each share of Berkshire Grey Convertible Preferred Stock and each share of Berkshire Grey Common Stock will be converted into the right to receive such number of shares of RAAC’s Class A Common Stock as defined in the Merger Agreement. The aggregate consideration for the transaction payable to Berkshire Grey existing shareholders is capped at $2.25 billion. The consummation of the proposed transaction is subject to the receipt of the requisite approval of the stockholders of RAAC and Berkshire Grey and fulfillment of certain other closing conditions.
On February 23, 2021 in conjunction with the Merger Agreement, the Company entered into a Warrant Termination Agreement (the “Warrant Termination”) with the Warrant holder (see Note 8). Pursuant to the terms of the Merger Agreement, the Warrant is to be surrendered, terminated and cancelled immediately prior to, and contingent upon, the completion of the business combination.
On February 23, 2021 the Company entered into a Stock Repurchase Agreement with an executive officer. In the Stock Repurchase Agreement, the Company’s Board of Directors authorized the repurchase of a sufficient number of vested shares of common stock from the executive officer, at a per share price equal to the per share price in the Merger Agreement. The sale and repurchase will repay in full all of the outstanding principal and accrued interest under the Promissory Note (see Note 7) and is contingent upon the completion of the business combination.
The Company evaluated its December 31, 2020 and 2019 consolidated financial statements for subsequent events through March 19, 2021 which represents the date the consolidated financial statements were available to be issued.